Business Combination and Acquisitions - Summary of reconciles elements of business combination to cash flows (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Cash - Empowers trust and cash (net of redemptions of $99,353 and transaction costs of $44,314)	$ 107,017
Cash - Forward Purchase Agreement	50,000
Cash - PIPE Financing	240,000
Net cash provided by Business Combination and PIPE Financing	397,017
Less: cash consideration paid to Holley Stockholder	(264,718)
Net contributions from Business Combination and PIPE Financing	$ 132,299